Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Average Service Lives and Depreciation and Amortization Rates	A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	55 years	1% - 3%	2%
Distribution	46 years	1% - 7%	2%
Communication	16 years	1% - 15%	5%
Administration and service	25 years	1% - 20%	3%
Intangible assets	10 years	10%	7%